Non-current Assets - Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

(All in US$)	June 30, 2023	December 31, 2022

Plant and equipment – at cost	26,377,716	24,816,965
Plant and equipment – accumulated depreciation	(5,134,785)	(3,948,116)
	21,242,931	20,868,849

Leasehold improvements – at cost	1,430,580	1,148,447
Leasehold improvements – accumulated depreciation	(781,618)	(569,337)
	648,962	579,110

Buildings – at cost	47,847,836	47,602,298
Buildings – accumulated depreciation	(3,425,860)	(2,763,232)
	44,421,976	44,839,066

Land – at cost	2,330,829	2,314,473
Construction work in progress – at cost	67,658,366	56,715,250
Balance	136,303,064	125,316,748

(All in US$)	Land	Buildings	Leasehold improvements	Plant and equipment	Construction work in progress	Total

Half-year ended June 30, 2023
Opening net book amount	2,314,473	44,839,066	579,110	20,868,849	56,715,250	125,316,748
Additions	-	95,803	193,251	247,723	12,201,819	12,738,596
Transfers	-	-	88,882	1,202,607	(1,291,489)	-
Depreciation charge	-	(652,645)	(212,281)	(1,161,347)	-	(2,026,273)
Exchange differences	16,356	139,752	-	85,098	32,787	273,993

Closing net book amount	2,330,829	44,421,976	648,962	21,242,930	67,658,367	136,303,064